Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	9,899,393	11,204,026
Stock options granted (in shares)	1,061,478	2,021,723
Stock options exercised (in shares)	(3,322,993)	(3,037,644)
Stock options forfeited (in shares)	(284,332)	(288,712)
Stock options outstanding, ending balance (in shares)	7,353,546	9,899,393	11,204,026
Stock options exercisable (in shares)	4,331,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 20.67	$ 9.74	$ 3.65
Weighted average exercise price of stock options granted (in dollars per share)	74.80	31.73
Weighted average exercise price of stock options exercised (in dollars per share)	4.45	1.37
Weighted average exercise price of stock options forfeited (in dollars per share)	31.65	15.62
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	20.67	$ 9.74	$ 3.65
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding, beginning	6 years 9 months 22 days	6 years 9 months 11 days	6 years 11 months 27 days
Remaining contractual term of stock options outstanding, ending	6 years 9 months 22 days	6 years 9 months 11 days	6 years 11 months 27 days
Remaining contractual term of stock options exercisable	5 years 8 months 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 590,700	$ 328,003	$ 248,119
Aggregate intrinsic value of stock options outstanding, ending	590,700	$ 328,003	$ 248,119
Aggregate intrinsic value of stock exercisable	$ 410,710
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted average grant date fair value of stock options granted (in dollars per share)	37.51	16.13
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	4,359,989
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	2,993,557
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	2,360,817	428,566
RSUs granted (in shares)	1,172,707	2,116,701
RSUs settled (in shares)	(824,215)	(104,740)
RSUs forfeited (in shares)	(210,631)	(79,710)
RSUs outstanding, ending (in shares)	2,498,678.000	2,360,817	428,566
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 53.84	$ 29.97	$ 32.19
Weighted average grant date fair value of RSUs granted (in dollars per share)	81.89	29.60
Weighted average grant date fair value of RSUs settled (in dollars per share)	28.85	32.46
Weighted average grant date fair value of RSUs settled (in dollars per share)	40.21	28.90
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 53.84	$ 29.97	$ 32.19